Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment		Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments	5
Total revenues	$ 975,067	[1]	$ 287,497	$ 174,729
Expenses	875,209	[1]	280,085	170,987
Income	99,858	[1]	7,412	3,742
Total assets	336,525	[1]	16,211
Other assets and intercompany eliminations	79,986	[1]	0
Independent Retail Advice
Segment Reporting Information [Line Items]
Total revenues	94,930	[1]	0	0
Expenses	95,624	[1]	0	0
Income	(694)	[1]	0	0
Wholesale Broker Dealer
Segment Reporting Information [Line Items]
Total revenues	802,965	[1]	286,572	174,729
Expenses	757,792	[1]	280,085	170,987
Income	45,173	[1]	6,487	3,742
Transaction Managment
Segment Reporting Information [Line Items]
Total revenues	24,367	[1]	0	0
Expenses	14,517	[1]	0	0
Income	9,850	[1]	0	0
Investment Banking
Segment Reporting Information [Line Items]
Total revenues	47,884	[1]	925	0
Expenses	5,107	[1]	0	0
Income	42,777	[1]	925	0
Transfer Agent
Segment Reporting Information [Line Items]
Total revenues	12,558	[1]	0	0
Expenses	9,588	[1]	0	0
Income	2,970	[1]	0	0
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	982,704	[1]	287,497	174,729
Income	100,076	[1]	7,412	3,742
Total assets	333,039	[1]	16,211
Operating Segments | Independent Retail Advice
Segment Reporting Information [Line Items]
Total assets	225,623	[1]	0
Operating Segments | Wholesale Broker Dealer
Segment Reporting Information [Line Items]
Total assets	32,058	[1]	15,286
Operating Segments | Transaction Managment
Segment Reporting Information [Line Items]
Total assets	20,211	[1]	0
Operating Segments | Investment Banking
Segment Reporting Information [Line Items]
Total assets	46,529	[1]	925
Operating Segments | Transfer Agent
Segment Reporting Information [Line Items]
Total assets	8,618	[1]	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues	(7,637)	[1]	0	0
Total consolidated assets	336,525	[1]	16,211
Segment Reconciling Items
Segment Reporting Information [Line Items]
Income	(218)	[1]	0	0
Other assets and intercompany eliminations	$ 3,486	[1]	$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.